OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS - (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other current non-financial assets
Prepaid expenses	$ 16,398,362	$ 11,435,334
Tax credit remainder	67,318	933,282
Others	10,794,827	6,943,235
Total	27,260,507	19,311,851
Other non-current non-financial assets
Prepaid expenses	1,037,774	1,700,462
Tax credit remainder	49,541,827	39,373,807
Judicial deposits	14,477,664	14,649,339
Others	14,689,430	3,688,874
Total	$ 79,746,695	$ 59,412,482